APRIL 3, 2017

SUPPLEMENT TO

HARTFORD GLOBAL IMPACT FUND PROSPECTUS

DATED MARCH 1, 2017

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         New applications will continue to be accepted for accounts held directly with the Fund’s transfer agent after October 1, 2017.  Accordingly, the fourth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases” is deleted in its entirety and replaced with the following:

Certain classes of shares of the Fund may also be purchased through the Fund’s transfer agent by filling out an account application and mailing it to the address below. Class T shares are not available directly through the Fund’s transfer agent.

(2)         Effective immediately, the following is added to the end of the fifth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases”:

Under certain limited circumstances, the $30 annual direct account fee may be waived for certain other accounts in the discretion of Hartford Administrative Services Company.

(3)         The availability of sales load waivers and/or discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Effective immediately, Appendix A to the Prospectus is deleted in its entirety and replaced with the Appendix A attached to this supplement, which contains intermediary specific sales load waivers and/or discounts.  These waivers and/or discounts may vary from those disclosed elsewhere in the Prospectus. Please contact your financial intermediary for more information.

Appendix A

INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNTS

The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts.  For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Fund or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. These waivers or discounts, which may vary from those disclosed elsewhere in the statutory prospectus or SAI, are subject to change, and this Appendix will be updated based on information provided by the financial intermediaries. Neither the Fund, Hartford Funds Management Company, LLC, nor Hartford Funds Distributors, LLC supervises the implementation of these waivers or discounts or verifies the intermediaries’ administration of these waivers or discounts. In all instances, it is the purchaser’s responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI. Shareholders should contact Merrill Lynch to determine their eligibility for these waivers and discounts.

Front-End Sales Load Waivers on Class A Shares available at Merrill Lynch

•                  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•                  Shares purchased by or through a 529 Plan

•                  Shares purchased through a Merrill Lynch affiliated investment advisory program

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•                  Shares of funds purchased through the Merrill Edge Self-Directed platform

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•                  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•                  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•                  Directors of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•                  Death or disability of the shareholder

•                  Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•                  Return of excess contributions from an IRA Account

•                  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•                  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•                  Shares acquired through a right of reinstatement

•                  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•                  Breakpoints as described in the Fund’s prospectus

•                  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•                  Letters of Intent (LOI) which allow for breakpoint discounts using the same criteria as ROA above, but based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

This Supplement should be retained with your Prospectus for future reference.

HV-7310	April 2017

APRIL 3, 2017

SUPPLEMENT TO

HARTFORD GLOBAL IMPACT FUND STATEMENT OF ADDITIONAL INFORMATION

(THE HARTFORD MUTUAL FUNDS, INC.)

DATED MARCH 1, 2017

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

1.              Effective April 1, 2017, Robin C. Beery and David Sung each became a director of The Hartford Mutual Funds, Inc.

a.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
ROBIN C. BEERY (1967)	Director	Since 2017	Ms. Beery has served as a Consultant of Arrowpoint Partners (an alternative asset manager) since March 2015. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from August 1994 to August 2014.	86	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

DAVID SUNG (1953)	Director	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is a Director of four private investment pools. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	86	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

b.              The paragraph immediately before the section entitled “FUND MANAGEMENT — BOARD OF DIRECTORS” is deleted in its entirety and replaced with the following:

All directors and officers of The Hartford Mutual Funds, Inc. also hold corresponding positions with The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund and Hartford Funds NextShares Trust. Ms. Beery and Mr. Sung are trustees of Hartford Funds Exchange-Traded Trust and Lattice Strategies Trust. Certain officers also hold positions with Hartford Funds Exchange-Traded Trust and Lattice Strategies Trust.

c.               All references to “Compliance Committee” are replaced with “Compliance and Risk Oversight Committee”.

d.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the last sentence of the first paragraph is deleted in its entirety and replaced with the following:

The Board has adopted written charters for the Audit Committee, the Compliance and Risk Oversight Committee, and the Nominating and Governance Committee.

e.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following:

The Audit Committee currently consists of the following non-interested directors: Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.

f.                Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the fourth paragraph is deleted in its entirety and replaced with the following:

The Compliance and Risk Oversight Committee currently consists of Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.  The Compliance and Risk Oversight Committee assists the applicable Board in its oversight of the adoption and implementation of compliance and enterprise risk management policies and procedures.

g.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

The Contracts Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung.

h.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the sixth paragraph is deleted in its entirety and replaced with the following:

The Investment Committee currently consists of Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill and Lemma W. Senbet.

i.                  Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

The Nominating and Governance Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung.

j.                 The paragraph immediately before the section entitled “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS” is deleted in its entirety.

k.              Under the heading “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS,” the tenth paragraph is deleted in its entirety and replaced with the following:

Robin C. Beery.  Ms. Beery is an experienced business executive with over 25 years of experience in the financial services industry including extensive experience related to the global distribution of mutual funds and institutional strategies for a large investment adviser.

David Sung. Mr. Sung is an experienced financial services and auditing professional with over 37 years of experience serving clients in the investment management business.

James E. Davey.  Mr. Davey has served as a director of the Funds since 2012 and President and Chief Executive Officer of the Funds since 2010.  Mr. Davey joined The Hartford in 2002 and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy.  Mr. Davey currently serves on the Board of Governors for the Investment Company Institute (ICI).

l.                  Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table that discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2016 (i) in the Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND*	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Robin C. Beery**	None	$50,001–$100,000
David Sung**	None	None

** Became a Director of the Board after December 31, 2016.

m.          Under the heading “FUND MANAGEMENT — COMPENSATION OF OFFICERS AND DIRECTORS,” the following information is added to the table that discloses the compensation paid by the Company to the following directors for the fiscal year ended October 31, 2016 and certain other information:

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE HARTFORD MUTUAL FUNDS, INC.	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND COMPLEX PAID TO DIRECTORS*
Robin C. Beery, Director***	$0	$0	$0	$21,000
David Sung, Director***	$0	$0	$0	$21,000

*** Became a Director of the Board after October 31, 2016.  As of October 31, 2016, Lattice Strategies Trust, an investment company currently in the fund complex, paid compensation to the Directors.

2.              Effective immediately, the first two paragraphs in the section entitled “CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS” are deleted in their entirety and replaced with the following:

As of February 28, 2017, the officers and directors of the Company as a group beneficially owned no shares of any class of the Fund. As of February 28, 2017, The Hartford or one of its subsidiaries may be deemed to control the Fund due to its beneficial ownership of 100% of the Fund.

3.              Effective immediately, the section entitled “PORTFOLIO MANAGERS - EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS” is deleted in its entirety and replaced with the following:

Because the Fund had not commenced operations as of February 28, 2017 (the effective date of this SAI), the Master Portfolio’s portfolio managers did not own any equity securities in the Fund as of that date.

As of March 1, 2017, the dollar range of equity securities owned in the Fund by each of the Master Portfolio’s portfolio managers is as follows:

PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Eric M. Rice	$100,001 - $500,000
R. Patrick Kent	None

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.